13. EQUITY LINE OF CREDIT (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Fair value of commitment shares issued	$ 182,209
Value of the commitment shares not issued	171,975
Deferred financing costs	$ 12,500
Issued shares of common stock as the third tranche of commitment shares	818,930